Acquisitions and Related Transactions Acquisitions (2011 Narrative) (Details) (Lone Star L.L.C. [Member], USD $) In Millions, unless otherwise specified	1 Months Ended
	May 31, 2011	Dec. 31, 2013	Sep. 30, 2011
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 1,980
ETP [Member]
Business Acquisition [Line Items]
Subsidiary Interest in Joint Venture		70.00%	70.00%
Payments to Acquire Businesses, Gross	1,380
Regency [Member]
Business Acquisition [Line Items]
Subsidiary Interest in Joint Venture		30.00%	30.00%
Payments to Acquire Businesses, Gross	$ 593